Consolidated Income Statements - EUR (€) € in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Revenue	€ 1,177,210	€ 1,030,094	€ 1,111,776
Cost of sales	(842,399)	(691,784)	(791,467)
Gross profit	334,811	338,310	320,309
Selling expenses	(115,118)	(114,553)	(108,100)
Research and development costs	(16,074)	(14,530)	(13,404)
General and administrative expenses	(68,743)	(68,560)	(62,107)
Other operating income	4,315	5,862	7,456
Other operating expenses	(10,801)	(13,817)	(21,761)
Restructuring expenses	(4,612)	(27,920)	0
Operating result (EBIT)	123,778	104,792	122,393
Finance income	40,424	25,145	17,275
Finance costs	(77,126)	(62,490)	(73,448)
Share of profit or loss of joint ventures	484	419	492
Financial result	(36,218)	(36,926)	(55,681)
Profit before income taxes	87,560	67,866	66,712
Income taxes	(20,737)	(23,240)	(23,838)
Profit for the period	€ 66,823	€ 44,626	€ 42,874
Earnings per share (EUR per share), basic	€ 1.13	€ 0.75	€ 0.72
Weighted average shares, basic (in thousand of shares)	59,320	59,353	59,635
Earnings per share (EUR per share), diluted	€ 1.10	€ 0.74	€ 0.72
Weighted average shares, diluted (in thousand of shares)	60,674	60,154	59,830